CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVENUE AND OTHER INCOME
Oil and gas revenue	$ 3,972.2	$ 3,189.9
Commodity derivative gains (losses)	(14.6)	163.8
Other income (loss)	(17.0)	13.4
Revenue and other income	3,940.6	3,367.1
EXPENSES
Operating	941.4	770.5
Purchased product	142.8	68.6
Transportation	311.5	174.3
General and administrative	112.0	126.5
Interest	194.3	129.4
Foreign exchange gain	(6.0)	(10.0)
Share-based compensation	19.1	38.7
Depletion, depreciation and amortization	1,338.3	894.7
Impairment	512.3	93.8
Accretion and financing	31.2	27.5
Total Expenses	3,596.9	2,314.0
Net income before tax from continuing operations	343.7	1,053.1
Tax expense (recovery)
Current	0.0	(0.7)
Deferred	59.8	254.4
Net income from continuing operations	283.9	799.4
Net income (loss) from discontinued operations	(10.6)	(229.1)
Net income	273.3	570.3
Items that may be subsequently reclassified to profit or loss
Foreign currency translation of foreign operations	0.6	1.3
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(0.5)	(621.7)
Comprehensive income (loss)	$ 273.4	$ (50.1)
Net income (loss) per share
Continuing operations - basic (in cad per share)	$ 0.46	$ 1.47
Discontinued operations - basic (in cad per share)	(0.02)	(0.42)
Net income per share - basic (in cad per share)	0.44	1.05
Continuing operations - diluted (in cad per share)	0.46	1.46
Discontinued operations - diluted (in cad per share)	(0.02)	(0.42)
Net income per share - diluted (in cad per share)	$ 0.44	$ 1.04
Oil and gas sales
REVENUE AND OTHER INCOME
Oil and gas revenue	$ 4,271.3	$ 3,499.0
Purchased product sales
REVENUE AND OTHER INCOME
Oil and gas revenue	142.6	66.2
Royalties
REVENUE AND OTHER INCOME
Oil and gas revenue	$ (441.7)	$ (375.3)